Summary of Significant Accounting Policies - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Prepayments and other current assets	$ 226,846	¥ 1,579,258		¥ 1,514,257
Property, plant and equipment, net	794,775	5,533,064		4,853,157
Right-of-use assets - operating lease	286,948	1,997,672
Other non-current assets	251,817	1,753,100		1,412,830
Current portion of operating lease liabilities	87,441	608,747
Accruals and other liabilities	605,682	4,216,641		3,383,681
Non-current operating lease liabilities	229,592	1,598,372
Other non-current liabilities	$ 165,448	¥ 1,151,813		¥ 930,812
ASU No. 2016-02
Assets
Prepayments and other current assets			¥ 1,424,183
Property, plant and equipment, net			4,847,594
Right-of-use assets - operating lease			2,023,785
Other non-current assets			5,563
Current portion of operating lease liabilities			510,295
Accruals and other liabilities			3,346,544
Non-current operating lease liabilities			1,591,865
Other non-current liabilities			799,500
ASU No. 2016-02 | Restatement adjustment
Assets
Prepayments and other current assets			(90,074)
Property, plant and equipment, net			(5,563)
Right-of-use assets - operating lease			2,023,785
Other non-current assets			5,563
Current portion of operating lease liabilities			510,295
Accruals and other liabilities			(37,137)
Non-current operating lease liabilities			1,591,865
Other non-current liabilities			¥ (131,312)